Schedule of Business Acquisition (Details) (Parenthetical) - Common Stock [Member] - shares		3 Months Ended	6 Months Ended
	May 02, 2025	Jun. 30, 2025	Jun. 30, 2025
Business Combination [Line Items]
Share of common stock issue		119,742	119,742
SMCB Acquisition [Member]
Business Combination [Line Items]
Share of common stock issue	119,742